Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income including noncontrolling interests		$ 3,120	$ 2,212	$ 1,923
Net income		2,999	2,123	1,899
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		2,202	1,849	1,669
Deferred income taxes and investment tax credits		(3)	725	854
Current income tax for Dominion Energy Questar Pipeline contribution to Dominion Energy Midstream			(212)
Proceeds from assignment of rental portfolio		91
Gains on the sales of assets		(148)	(50)	(123)
Charges associated with equity method investments		158
Charges associated with future ash pond and landfill closure costs			197	99
Contribution to pension plan		(75)
Other adjustments		(84)	(84)	(26)
Changes in:
Accounts receivable		(103)	(286)	294
Inventories		15	1	(26)
Deferred fuel and purchased gas costs, net		(71)	54	94
Prepayments		(62)	21	(25)
Accounts payable		(89)	97	(199)
Accrued interest, payroll and taxes		64	203	(52)
Margin deposit assets and liabilities		(10)	(66)	237
Net realized and unrealized changes related to derivative activities		44	(335)	(176)
Asset retirement obligations		(94)	(61)	(4)
Pension and other postretirement benefits		(177)	(152)	(51)
Other operating assets and liabilities		(276)	38	3
Net cash provided by operating activities		4,502	4,151	4,491
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(5,504)	(6,085)	(5,575)
Acquisition of Dominion Energy Questar, net of cash acquired			(4,381)
Acquisition of solar development projects		(405)	(40)	(418)
Acquisition of DECG				(497)
Proceeds from sales of securities		1,831	1,422	1,340
Purchases of securities		(1,940)	(1,504)	(1,326)
Sale of certain retail energy marketing assets		68
Proceeds from assignment of shale development rights		70	10	79
Contributions to equity method affiliates		(370)	(198)	(51)
Distributions from equity method affiliates		275	2
Other		33	83	(65)
Net cash used in investing activities		(5,942)	(10,691)	(6,513)
Financing Activities
Issuance (repayment) of short-term debt, net		143	(654)	734
Issuance of short-term notes			1,200	600
Repayment and repurchase of short-term notes		(250)	(1,800)	(400)
Issuance and remarketing of long-term debt		3,880	7,722	2,962
Repayment and repurchase of long-term debt		(1,572)	(1,610)	(892)
Net proceeds from issuance of Dominion Energy Midstream common units		18	482
Net proceeds from issuance of Dominion Energy Midstream preferred units			490
Proceeds from sale of interest in merchant solar projects			117	184
Contributions from NRG and SunEdison to Four Brothers and Three Cedars		9	189	103
Issuance of common stock		1,302	2,152	786
Common dividend payments		(1,931)	(1,727)	(1,536)
Other		(296)	(331)	(224)
Net cash provided by (used in) financing activities		1,303	6,230	2,317
Increase (decrease) in cash, restricted cash and equivalents		(137)	(310)	295
Cash, restricted cash and equivalents at beginning of year		322	632	337
Cash, restricted cash and equivalents at end of year		185	322	632
Supplemental Cash Flow Information
Interest and related charges, excluding capitalized amounts		1,083	905	843
Income taxes		9	145	75
Significant noncash investing and financing activities:
Accrued capital expenditures	[1]	343	427	478
Guarantee provided to equity method affiliate		30
Dominion Energy Midstream's acquisition of a noncontrolling partnership interest in Iroquois in exchange for issuance of Dominion Energy Midstream common units	[1]			216
Virginia Electric and Power Company
Operating Activities
Net income		1,540	1,218	1,087
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		1,333	1,210	1,121
Deferred income taxes and investment tax credits		269	469	251
Proceeds from assignment of rental portfolio		91
Charges associated with future ash pond and landfill closure costs			197	99
Other adjustments		(36)	(16)	(27)
Changes in:
Accounts receivable		(27)	(65)	128
Affiliated accounts receivable and payable		125	220	(314)
Inventories		3	20	(20)
Deferred fuel and purchased gas costs, net		(59)	69	64
Prepayments		3	8	214
Accounts payable		(42)	25	(75)
Accrued interest, payroll and taxes		17	49	(9)
Net realized and unrealized changes related to derivative activities		13	(153)	(67)
Asset retirement obligations		(88)	(59)	10
Other operating assets and liabilities		(181)	77	93
Net cash provided by operating activities		2,961	3,269	2,555
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(2,496)	(2,489)	(2,474)
Purchases of nuclear fuel		(192)	(153)	(172)
Acquisition of solar development projects		(41)	(7)	(43)
Proceeds from sales of securities		849	733	639
Purchases of securities		(884)	(775)	(651)
Other		(41)	(33)	(87)
Net cash used in investing activities		(2,805)	(2,724)	(2,788)
Financing Activities
Issuance (repayment) of short-term debt, net		477	(1,591)	295
Issuance (repayment) of affiliated current borrowings, net		(229)	(114)	(51)
Issuance and remarketing of long-term debt		1,500	1,688	1,112
Repayment and repurchase of long-term debt		(681)	(517)	(625)
Common dividend payments		(1,199)		(491)
Other		(11)	(18)	(4)
Net cash provided by (used in) financing activities		(143)	(552)	236
Increase (decrease) in cash, restricted cash and equivalents		13	(7)	3
Cash, restricted cash and equivalents at beginning of year		11	18	15
Cash, restricted cash and equivalents at end of year		24	11	18
Supplemental Cash Flow Information
Interest and related charges, excluding capitalized amounts		458	435	422
Income taxes		362	79	517
Significant noncash investing and financing activities:
Accrued capital expenditures		169	256	169
Dominion Energy Gas Holdings, LLC
Operating Activities
Net income		615	392	457
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Gains on sales of assets		(70)	(50)	(123)
Depreciation, depletion and amortization (including nuclear fuel)		227	204	217
Deferred income taxes and investment tax credits		27	238	163
Other adjustments		(7)	(6)	23
Changes in:
Accounts receivable		(17)	(68)	115
Affiliated receivables and payables		40	88	(105)
Inventories		6	8	(13)
Prepayments		(18)	(6)	99
Accounts payable		(17)	15	(51)
Accrued interest, payroll and taxes		24	42	(11)
Pension and other postretirement benefits		(143)	(141)	(119)
Other operating assets and liabilities		(1)	(68)	(17)
Net cash provided by operating activities		666	648	635
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(778)	(854)	(795)
Proceeds from sale of equity method investment in Iroquois			7
Proceeds from assignment of shale development rights		70	10	79
Other		(19)	(12)	(17)
Net cash used in investing activities		(727)	(849)	(733)
Financing Activities
Issuance of short-term notes		169	69	391
Issuance (repayment) of affiliated current borrowings, net		(100)	23	(289)
Issuance and remarketing of long-term debt			680	700
Repayment and repurchase of long-term debt			(400)
Distribution payments to parent		(15)	(150)	(692)
Other		(6)	(5)	(7)
Net cash provided by (used in) financing activities		48	217	103
Increase (decrease) in cash, restricted cash and equivalents		(13)	16	5
Cash, restricted cash and equivalents at beginning of year		43	27	22
Cash, restricted cash and equivalents at end of year		30	43	27
Supplemental Cash Flow Information
Interest and related charges, excluding capitalized amounts		89	81	70
Income taxes		9	(92)	98
Significant noncash investing and financing activities:
Accrued capital expenditures		$ 38	$ 59	$ 57

[1]	See Note 3 for noncash activities related to the acquisition of Four Brothers and Three Cedars.